SUBSEQUENT EVENTS (Details) (Subsequent event, 3.25% unsecured notes due 2017, USD $) In Thousands, unless otherwise specified	0 Months Ended
Oct. 08, 2013
Subsequent event | 3.25% unsecured notes due 2017
SUBSEQUENT EVENTS
Debt issued	$ 500,000
Interest rate (as a percent)	3.25%